Borrowings - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Short-term leases	$ 2,708	$ 1,740	$ 1,549
Variable lease payments	79	133
Total expense	2,787	1,873
Lease liability for short-term leases subject to exemption	$ 1,107	$ 1,044